Financial Instruments - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Assets
Total Financial Assets	$ 44,638,064	$ 16,721,228
Financial Liabilities
Total Financial Liabilities	(2,730,947)	(4,878,992)
Floating Interest Rate [Member]
Financial Assets
Total Financial Assets	30,698,409	11,529,456
Financial Liabilities
Total Financial Liabilities
Non-Interest Bearing [Member]
Financial Assets
Total Financial Assets	6,411,540	5,165,974
Financial Liabilities
Total Financial Liabilities	(2,575,490)	(4,719,947)
1 year or less [Member] | Fixed Interest Rate [Member]
Financial Assets
Total Financial Assets	7,528,215	25,798
Financial Liabilities
Total Financial Liabilities	(66,912)	(107,131)
1-5 years [Member] | Fixed Interest Rate [Member]
Financial Assets
Total Financial Assets
Financial Liabilities
Total Financial Liabilities	(88,545)	(51,914)
Cash and Cash Equivalents [Member]
Financial Assets
Total Financial Assets	33,158,642	12,638,885
Cash and Cash Equivalents [Member] | Floating Interest Rate [Member]
Financial Assets
Total Financial Assets	30,698,409	11,529,456
Cash and Cash Equivalents [Member] | Non-Interest Bearing [Member]
Financial Assets
Total Financial Assets	$ 2,463,168	$ 1,113,722
Cash and Cash Equivalents [Member] | Interest Rate Risk [Member]
Financial Assets
Average Interest Rate	3.13%	2.463%
Cash and Cash Equivalents [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Assets
Total Financial Assets	$ (2,835)	$ (4,293)
Cash and Cash Equivalents [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Assets
Total Financial Assets
Trade and Other Receivables [Member]
Financial Assets
Total Financial Assets	3,937,607	4,041,675
Trade and Other Receivables [Member] | Floating Interest Rate [Member]
Financial Assets
Total Financial Assets
Trade and Other Receivables [Member] | Non-Interest Bearing [Member]
Financial Assets
Total Financial Assets	3,937,607	4,041,675
Trade and Other Receivables [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Assets
Total Financial Assets
Trade and Other Receivables [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Assets
Total Financial Assets
Other current asset [Member]
Financial Assets
Total Financial Assets	7,541,815	40,668
Other current asset [Member] | Floating Interest Rate [Member]
Financial Assets
Total Financial Assets
Other current asset [Member] | Non-Interest Bearing [Member]
Financial Assets
Total Financial Assets	$ 10,765	$ 10,577
Other current asset [Member] | Interest Rate Risk [Member]
Financial Assets
Average Interest Rate	4.40%	3.515%
Other current asset [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Assets
Total Financial Assets	$ 7,531,050	$ 30,091
Other current asset [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Assets
Total Financial Assets
Trade and Other Payables [Member]
Financial Liabilities
Total Financial Liabilities	(2,575,490)	(4,619,947)
Trade and Other Payables [Member] | Floating Interest Rate [Member]
Financial Liabilities
Total Financial Liabilities
Trade and Other Payables [Member] | Non-Interest Bearing [Member]
Financial Liabilities
Total Financial Liabilities	(2,575,490)	(4,619,947)
Trade and Other Payables [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Liabilities
Total Financial Liabilities
Trade and Other Payables [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Liabilities
Total Financial Liabilities
Lease Liabilities [Member]
Financial Liabilities
Total Financial Liabilities	(155,457)	(159,045)
Lease Liabilities [Member] | Floating Interest Rate [Member]
Financial Liabilities
Total Financial Liabilities
Lease Liabilities [Member] | Non-Interest Bearing [Member]
Financial Liabilities
Total Financial Liabilities
Lease Liabilities [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Liabilities
Total Financial Liabilities	(66,912)	(107,131)
Lease Liabilities [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Liabilities
Total Financial Liabilities	$ (88,545)	(51,914)
Other Current Liabilities [Member]
Financial Liabilities
Total Financial Liabilities		(100,000)
Other Current Liabilities [Member] | Floating Interest Rate [Member]
Financial Liabilities
Total Financial Liabilities
Other Current Liabilities [Member] | Non-Interest Bearing [Member]
Financial Liabilities
Total Financial Liabilities		(100,000)
Other Current Liabilities [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Liabilities
Total Financial Liabilities
Other Current Liabilities [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Liabilities
Total Financial Liabilities